CONTRACT ASSETS	12 Months Ended
Dec. 31, 2019
CONTRACT ASSETS.
CONTRACT ASSETS

7.    CONTRACT ASSETS

The breakdown of contract assets is as follows:

	2018	2019
Contract assets	1,598	1,097
Allowance for expected credit losses	(38)	(153)
Net	1,560	944
Short term portion	(1,560)	(629)
Long term portion	—	315